11. Significant Customer Concentrations (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Revenue [Member] | One Customer [Member]
Significant customer concentration	47.00%	33.00%	45.00%	37.00%
Revenue [Member] | Second Customer [Member]
Significant customer concentration	14.00%	32.00%	15.00%	27.00%
Accounts Receivable [Member] | One Customer [Member]
Significant customer concentration			56.00%		44.00%
Accounts Receivable [Member] | Second Customer [Member]
Significant customer concentration			11.00%		15.00%
Accounts Receivable [Member] | Third Customer [Member]
Significant customer concentration					12.00%